Investment Portfolio	as of April 30, 2019 (Unaudited)

DWS Total Return Bond Fund

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 49.7%
Communication Services 4.5%
Amazon.com, Inc., 4.25%, 8/22/2057		795,000	841,193
America Movil SAB de CV, 3.625%, 4/22/2029		620,000	621,122
AT&T, Inc., 3-month USD-LIBOR + 1.180%, 3.777% *, 6/12/2024		1,331,000	1,336,750
Charter Communications Operating LLC:
3.75%, 2/15/2028		560,000	543,755
5.375%, 5/1/2047		505,000	506,475
Comcast Corp.:
3.55%, 5/1/2028		1,620,000	1,642,536
4.15%, 10/15/2028		520,000	550,400
4.6%, 10/15/2038		1,170,000	1,259,085
4.95%, 10/15/2058		470,000	525,646
Empresa Nacional de Telecomunicaciones SA, REG S, 4.75%, 8/1/2026		750,000	755,692
Sprint Communications, Inc., 6.0%, 11/15/2022		1,500,000	1,509,375
Tencent Holdings Ltd., 144A, 3.975%, 4/11/2029		900,000	906,755
Verizon Communications, Inc., 5.5%, 3/16/2047		430,000	511,838
Viacom, Inc., 5.875%, 2/28/2057		1,485,000	1,496,138
Vodafone Group PLC, 5.25%, 5/30/2048		625,000	639,343
			13,646,103
Consumer Discretionary 4.9%
Ford Motor Credit Co. LLC, 5.584%, 3/18/2024		1,189,000	1,250,262
General Motors Financial Co., Inc., 4.35%, 4/9/2025		2,200,000	2,243,907
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/2024		900,000	901,215
Hilton Worldwide Finance LLC, 4.875%, 4/1/2027		1,545,000	1,566,244
Home Depot, Inc., 4.5%, 12/6/2048		290,000	316,986
Lowe's Companies, Inc., 4.55%, 4/5/2049		269,000	273,321
MGM Resorts International, 5.5%, 4/15/2027		1,750,000	1,804,687
Nordstrom, Inc., 5.0%, 1/15/2044		670,000	607,786
Panther BF Aggregator 2 LP, 144A, 6.25%, 5/15/2026		145,000	150,981
Sabre GLBL, Inc., 144A, 5.375%, 4/15/2023		900,000	920,250
Sands China Ltd., 4.6%, 8/8/2023		1,200,000	1,238,727
Starbucks Corp., 4.5%, 11/15/2048		625,000	635,048
Viking Cruises Ltd., 144A, 5.875%, 9/15/2027		1,000,000	995,000
VOC Escrow Ltd., 144A, 5.0%, 2/15/2028		625,000	620,313
Volkswagen Group of America Finance LLC, 144A, 4.25%, 11/13/2023		1,140,000	1,178,512
Walgreens Boots Alliance, Inc., 4.8%, 11/18/2044		280,000	262,592
			14,965,831
Consumer Staples 2.6%
Altria Group, Inc.:
4.8%, 2/14/2029		490,000	509,164
5.95%, 2/14/2049		850,000	918,852
Anheuser-Busch Companies LLC, 144A, 4.9%, 2/1/2046		970,000	984,280
Anheuser-Busch InBev Worldwide, Inc.:
4.75%, 4/15/2058		400,000	391,892
5.45%, 1/23/2039		620,000	675,943
BAT Capital Corp., 3.557%, 8/15/2027		875,000	833,054
Constellation Brands, Inc., 5.25%, 11/15/2048		230,000	250,580
Keurig Dr Pepper, Inc.:
144A, 4.057%, 5/25/2023		580,000	597,584
144A, 4.597%, 5/25/2028		515,000	539,799
144A, 5.085%, 5/25/2048		650,000	668,276
Kraft Heinz Foods Co., 4.625%, 1/30/2029		580,000	601,159
Nestle Holdings, Inc., 144A, 4.0%, 9/24/2048		1,000,000	1,040,164
			8,010,747
Energy 7.9%
Antero Midstream Partners LP, 144A, 5.75%, 3/1/2027		1,150,000	1,173,000
Apache Corp., 4.375%, 10/15/2028		960,000	976,335
Boardwalk Pipelines LP, 4.95%, 12/15/2024		725,000	759,086
Canadian Natural Resources Ltd.:
3.85%, 6/1/2027		865,000	874,057
4.95%, 6/1/2047		415,000	452,303
Cheniere Energy Partners LP, 144A, 5.625%, 10/1/2026		1,360,000	1,404,826
Continental Resources, Inc., 4.9%, 6/1/2044		575,000	583,883
DCP Midstream Operating LP, 5.375%, 7/15/2025		645,000	678,030
Empresa Nacional del Petroleo, 144A, 5.25%, 11/6/2029		920,000	998,536
Energy Transfer Operating LP:
4.25%, 3/15/2023		2,150,000	2,204,383
5.25%, 4/15/2029		795,000	855,862
EnLink Midstream LLC, 5.375%, 6/1/2029		100,000	100,379
EnLink Midstream Partners LP, 5.45%, 6/1/2047		1,095,000	966,338
Enterprise Products Operating LLC, 4.25%, 2/15/2048		1,760,000	1,725,483
EQM Midstream Partners LP, 4.75%, 7/15/2023		522,000	532,100
EQT Corp., 3.9%, 10/1/2027		685,000	646,493
Hess Corp., 5.8%, 4/1/2047		475,000	514,031
Kinder Morgan, Inc., 4.3%, 3/1/2028		3,000,000	3,104,429
MPLX LP, 5.5%, 2/15/2049		500,000	539,742
Newfield Exploration Co., 5.75%, 1/30/2022		450,000	479,456
Noble Energy, Inc., 4.95%, 8/15/2047		700,000	718,074
Oil & Gas Holding, 144A, 7.625%, 11/7/2024		580,000	630,750
Range Resources Corp., 5.0%, 3/15/2023		1,475,000	1,434,998
Saudi Arabian Oil Co.:
144A, 3.5%, 4/16/2029		348,000	342,051
144A, 4.375%, 4/16/2049		235,000	228,317
Sunoco Logistics Partners Operations LP, 5.4%, 10/1/2047		400,000	401,559
TransCanada PipeLines Ltd, 5.1%, 3/15/2049		550,000	592,028
			23,916,529
Financials 10.1%
AerCap Ireland Capital DAC, 4.45%, 4/3/2026		150,000	152,071
Air Lease Corp., 4.625%, 10/1/2028		1,065,000	1,098,460
Aircastle Ltd., 4.4%, 9/25/2023		724,000	735,574
ANZ New Zealand Int'l Ltd., 144A, 3.4%, 3/19/2024		682,000	689,202
ASB Bank Ltd., 144A, 3.75%, 6/14/2023		1,064,000	1,087,911
Banco de Credito e Inversiones SA, 144A, 3.5%, 10/12/2027		1,145,000	1,123,817
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 144A, 5.95%, 10/1/2028		1,490,000	1,563,382
Bank of America Corp., 3.824%, 1/20/2028		2,334,000	2,374,316
Bank of New Zealand, 144A, 3.5%, 2/20/2024		1,200,000	1,218,423
BOC Aviation Ltd., 144A, 3-month USD-LIBOR + 1.125%, 3.735% *, 9/26/2023		1,500,000	1,502,250
BPCE SA, 144A, 4.625%, 9/12/2028		1,050,000	1,105,413
Citigroup, Inc., 3.2%, 10/21/2026		1,000,000	979,270
Credit Suisse Group AG, 144A, 4.282%, 1/9/2028		570,000	581,356
Credit Suisse Group Funding Guernsey Ltd., 4.55%, 4/17/2026		850,000	895,549
ERP Operating LP, (REIT), 4.15%, 12/1/2028		980,000	1,051,658
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028		656,000	655,618
Grain Spectrum Funding II LLC, 144A, 3.29%, 10/10/2034		157,210	156,449
JPMorgan Chase & Co., 3.782%, 2/1/2028		1,485,000	1,510,024
KKR Group Finance Co. III LLC, 144A, 5.125%, 6/1/2044		225,000	233,427
Manulife Financial Corp., 4.061%, 2/24/2032		1,400,000	1,396,133
Morgan Stanley:
3.591%, 7/22/2028		660,000	659,211
4.431%, 1/23/2030		550,000	582,173
Nationwide Financial Services, Inc., 144A, 5.3%, 11/18/2044		455,000	489,542
Prudential Financial, Inc., 4.35%, 2/25/2050		500,000	525,474
REC Ltd., 144A, 5.25%, 11/13/2023		790,000	827,691
Santander Holdings U.S.A., Inc., 3.7%, 3/28/2022		1,000,000	1,010,149
State Street Corp., 4.141%, 12/3/2029		900,000	963,283
Swiss Re Treasury U.S. Corp., 144A, 4.25%, 12/6/2042		450,000	460,349
Synchrony Financial, 4.375%, 3/19/2024		270,000	275,928
The Goldman Sachs Group, Inc.:
3.75%, 2/25/2026		2,015,000	2,030,024
3.814%, 4/23/2029		1,035,000	1,027,828
Wells Fargo & Co., 4.15%, 1/24/2029		980,000	1,019,107
Woori Bank, 144A, 4.5%, Perpetual (b)		750,000	746,103
			30,727,165
Health Care 2.8%
AbbVie, Inc.:
4.45%, 5/14/2046		780,000	723,377
4.875%, 11/14/2048		115,000	113,552
Allergan Funding SCS, 4.75%, 3/15/2045		450,000	439,674
Bayer US Finance II LLC, 144A, 4.375%, 12/15/2028		330,000	331,116
Boston Scientific Corp., 4.0%, 3/1/2029		377,000	388,563
Celgene Corp., 4.35%, 11/15/2047		457,000	445,457
CVS Health Corp., 4.78%, 3/25/2038		839,000	816,157
Eli Lilly & Co.:
3.95%, 3/15/2049		390,000	396,853
4.15%, 3/15/2059		350,000	359,069
HCA, Inc.:
5.25%, 6/15/2026		900,000	961,242
5.375%, 9/1/2026		750,000	791,250
Merck & Co., Inc., 4.0%, 3/7/2049		470,000	480,898
Pfizer, Inc., 4.2%, 9/15/2048		600,000	631,862
Teva Pharmaceutical Finance Netherlands III BV, 6.0%, 4/15/2024		1,000,000	1,017,741
UnitedHealth Group, Inc., 4.45%, 12/15/2048		450,000	477,418
			8,374,229
Industrials 3.1%
Avolon Holdings Funding Ltd., 144A, 5.125%, 10/1/2023		1,172,000	1,214,848
Bombardier, Inc., 144A, 7.875%, 4/15/2027		561,000	564,506
Cemex SAB de CV, 144A, 3.125%, 3/19/2026	EUR	900,000	1,031,951
CSX Corp.:
4.25%, 11/1/2066		620,000	576,800
4.5%, 3/15/2049		164,000	172,244
Delta Air Lines, Inc., 4.375%, 4/19/2028		1,070,000	1,057,354
FedEx Corp., 4.05%, 2/15/2048		930,000	829,698
General Electric Co.:
4.125%, 10/9/2042		275,000	242,505
4.5%, 3/11/2044		260,000	241,177
Ingersoll-Rand Luxembourg Finance SA, 3.8%, 3/21/2029		700,000	706,160
Norfolk Southern Corp., 4.1%, 5/15/2049 (c)		260,000	258,093
Prime Security Services Borrower LLC, 144A, 5.25%, 4/15/2024		1,095,000	1,097,738
Union Pacific Corp., 4.5%, 9/10/2048		750,000	794,939
United Technologies Corp., 4.625%, 11/16/2048		600,000	636,116
			9,424,129
Information Technology 4.0%
Broadcom, Inc.:
144A, 3.125%, 4/15/2021		632,000	631,716
144A, 3.625%, 10/15/2024		1,200,000	1,184,475
Dell International LLC:
144A, 4.9%, 10/1/2026		1,318,000	1,349,996
144A, 5.875%, 6/15/2021		1,655,000	1,685,423
DXC Technology Co., 4.75%, 4/15/2027		675,000	708,823
Fair Isaac Corp., 144A, 5.25%, 5/15/2026		655,000	681,200
Fiserv, Inc., 4.2%, 10/1/2028		940,000	971,476
Lam Research Corp., 4.0%, 3/15/2029		337,000	348,911
Netflix, Inc.:
144A, 5.375%, 11/15/2029		630,000	637,875
5.875%, 11/15/2028		1,647,000	1,737,585
NXP BV, 144A, 3.875%, 9/1/2022		1,100,000	1,119,514
SS&C Technologies, Inc., 144A, 5.5%, 9/30/2027		420,000	430,763
Western Digital Corp., 4.75%, 2/15/2026		780,000	752,700
			12,240,457
Materials 2.9%
Anglo American Capital PLC, 144A, 4.75%, 4/10/2027		1,580,000	1,634,062
AngloGold Ashanti Holdings PLC, 5.125%, 8/1/2022		750,000	778,973
DowDuPont, Inc., 5.419%, 11/15/2048		970,000	1,119,902
Freeport-McMoRan, Inc.:
4.55%, 11/14/2024		1,050,000	1,043,438
6.875%, 2/15/2023		520,000	548,600
Gerdau Trade, Inc., 144A, 4.875%, 10/24/2027		1,000,000	1,020,260
Nutrien Ltd., 4.2%, 4/1/2029		265,000	274,907
SASOL Financing U.S.A. LLC, 5.875%, 3/27/2024		610,000	647,316
Suzano Austria GmbH, 144A, 5.75%, 7/14/2026		1,000,000	1,065,000
Yamana Gold, Inc., 4.95%, 7/15/2024		775,000	798,560
			8,931,018
Real Estate 3.4%
Crown Castle International Corp.:
(REIT), 3.8%, 2/15/2028		490,000	488,925
(REIT), 5.25%, 1/15/2023		640,000	687,124
Hospitality Properties Trust, (REIT), 5.25%, 2/15/2026		1,125,000	1,151,695
Host Hotels & Resorts LP, (REIT), 3.875%, 4/1/2024		680,000	682,912
Office Properties Income Trust:
(REIT), 4.0%, 7/15/2022		865,000	866,129
(REIT), 4.15%, 2/1/2022		395,000	396,573
(REIT), 4.25%, 5/15/2024		395,000	381,705
Omega Healthcare Investors, Inc., (REIT), 5.25%, 1/15/2026		700,000	737,610
Realty Income Corp., (REIT), 3.875%, 4/15/2025		1,430,000	1,491,662
SBA Communications Corp.:
(REIT), 4.0%, 10/1/2022		1,350,000	1,356,750
(REIT), 4.875%, 9/1/2024		875,000	888,683
WEA Finance LLC, 144A, (REIT), 3.75%, 9/17/2024		1,230,000	1,259,805
			10,389,573
Utilities 3.5%
Abu Dhabi National Energy Co. PJSC, 144A, 4.375%, 4/23/2025		1,226,000	1,262,780
EDP Finance BV, 144A, 3.625%, 7/15/2024		930,000	931,238
Electricite de France SA, 144A, 4.875%, 9/21/2038		590,000	616,544
Enel Finance International NV:
144A, 4.25%, 9/14/2023		1,400,000	1,433,434
144A, 4.75%, 5/25/2047		430,000	423,945
Exelon Corp., 5.1%, 6/15/2045		270,000	305,431
Israel Electric Corp., Ltd., Series 6, 144A, REG S, 5.0%, 11/12/2024		900,000	958,176
NextEra Energy Capital Holdings, Inc.:
3.25%, 4/1/2026		218,000	217,610
3.5%, 4/1/2029		350,000	350,155
Perusahaan Listrik Negara PT, 144A, 2.875%, 10/25/2025	EUR	1,486,000	1,769,790
Sempra Energy, 4.0%, 2/1/2048		400,000	368,053
Southern California Edison Co., Series B, 3.65%, 3/1/2028		1,600,000	1,582,466
Southern Power Co., Series F, 4.95%, 12/15/2046		440,000	452,616
			10,672,238
Total Corporate Bonds (Cost $147,468,224)			151,298,019
Mortgage-Backed Securities Pass-Throughs 16.9%
Federal Home Loan Mortgage Corp.:
3.5%, with various maturities from 6/1/2028 until 7/1/2045		6,121,341	6,242,770
4.5%, 12/1/2040		831,524	884,348
5.0%, 12/1/2040		141,661	149,532
5.5%, with various maturities from 6/1/2039 until 5/1/2041		1,376,236	1,492,033
6.0%, 11/1/2038		366,763	402,583
7.5%, 2/1/2035		170,227	192,816
Federal National Mortgage Association:
3.0%, 12/1/2042		804,127	798,814
3.5%, with various maturities from 11/1/2042 until 12/1/2046		11,821,918	12,023,982
4.0%, with various maturities from 9/1/2040 until 5/1/2049 (c)		9,594,672	9,901,889
4.5%, 11/1/2043		593,190	624,641
5.0%, with various maturities from 12/1/2039 until 11/1/2041		1,707,832	1,846,283
5.5%, with various maturities from 2/1/2031 until 2/1/2042		2,185,873	2,379,905
6.5%, with various maturities from 5/1/2023 until 4/1/2037		129,870	143,625
Government National Mortgage Association:
3.0%, with various maturities from 7/15/2042 until 8/15/2042		880,202	880,854
4.0%, 5/1/2049 (c)		6,100,000	6,281,570
4.5%, with various maturities from 7/15/2040 until 1/20/2049		6,265,513	6,518,888
5.5%, 6/15/2042		135,699	147,518
6.5%, with various maturities from 12/15/2023 until 7/15/2039		506,489	569,318
Total Mortgage-Backed Securities Pass-Throughs (Cost $51,761,668)			51,481,369
Asset-Backed 5.4%
Automobile Receivables 1.1%
Avis Budget Rental Car Funding AESOP LLC, "C", Series 2015-1A, 144A, 3.96%, 7/20/2021		2,200,000	2,199,545
SunTrust Auto Receivables Trust, "C", Series 2015-1A, 144A, 2.5%, 4/15/2021		1,200,000	1,199,110
			3,398,655
Credit Card Receivables 1.3%
World Financial Network Credit Card Master Trust, "M", Series 2016-A, 2.33%, 4/15/2025		4,000,000	3,937,799
Miscellaneous 3.0%
Babson CLO Ltd., "A2R", Series 2016-1A, 144A, 3-month USD-LIBOR + 1.450%, 4.042% *, 7/23/2030		3,300,000	3,259,061
Goldentree Loan Opportunities X Ltd., "AJR", Series 2015-10A, 144A, 3-month USD-LIBOR + 1.450%, 4.042% *, 7/20/2031		2,816,667	2,781,915
Hilton Grand Vacations Trust, "B", Series 2014-AA, 144A, 2.07%, 11/25/2026		181,736	179,509
SBA Tower Trust, "C", Series 2014-1A, 144A, 2.898%, 10/15/2044		330,000	329,670
Venture XXVIII CLO Ltd., "A2", Series 2017-28A, 144A, 3-month USD-LIBOR + 1.110%, 3.702% *, 7/20/2030		2,600,000	2,583,924
			9,134,079
Total Asset-Backed (Cost $16,588,541)			16,470,533
Commercial Mortgage-Backed Securities 6.1%
20 Times Square Trust, "C", Series 2018-20TS, 144A, 3.1% *, 5/15/2035		1,500,000	1,492,133
Braemar Hotels & Resorts Trust Prime, "C", Series 2018-PRME, 144A, 1-month USD-LIBOR + 1.250%, 3.723% *, 6/15/2035		935,000	936,964
BXP Trust, "B", Series 2017-CQHP, 144A, 1-month USD-LIBOR + 1.100%, 3.573% *, 11/15/2034		1,980,000	1,960,046
Cold Storage Trust, "B", Series 2017-ICE3, 144A, 1-month USD-LIBOR + 1.250%, 3.723% *, 4/15/2036		1,445,000	1,445,437
CSAIL Commercial Mortgage Trust, "A4", Series 2015-C4, 3.808%, 11/15/2048		1,000,000	1,041,025
DBWF Mortgage Trust, "C", Series 2018-GLKS, 144A, 1-month USD-LIBOR + 1.750%, 4.237% *, 11/19/2035		1,500,000	1,502,870
FHLMC Multifamily Structured Pass-Through Certificates:
"X1", Series K043, Interest Only, 0.668% *, 12/25/2024		7,850,706	208,731
"X1", Series K054, Interest Only, 1.314% *, 1/25/2026		5,447,983	362,413
GS Mortgage Securities Trust, "AAB", Series 2014-GC18, 3.648%, 1/10/2047		161,723	164,643
Natixis Commercial Mortgage Securities Trust, "A", Series 2018-OSS, 144A, 4.177%, 12/15/2037		750,000	795,160
UBS Commercial Mortgage Trust:
"XA", Series 2017-C7, Interest Only, 1.065% *, 12/15/2050		6,230,186	420,986
"AS", Series 2017-C7, 4.061%, 12/15/2050		2,000,000	2,068,533
"B", Series 2018-C13, 4.786%, 10/15/2051		2,000,000	2,141,875
US 2018-USDC, "C", Series 2018-USDC, 144A, 4.428%, 5/9/2038		890,000	930,756
Wells Fargo Commercial Mortgage Trust:
"A5", Series 2015-LC20, 3.184%, 4/15/2050		1,000,000	1,008,836
"A4", Series 2015-SG1, 3.789%, 9/15/2048		1,500,000	1,557,571
"B", Series 2016-C33, 4.506%, 3/15/2059		500,000	520,703
Total Commercial Mortgage-Backed Securities (Cost $18,403,092)			18,558,682
Collateralized Mortgage Obligations 10.0%
COLT Funding LLC, "A1", Series 2019-1, 144A, 3.705%, 3/25/2049		1,435,325	1,447,760
CSFB Mortgage-Backed Pass-Through Certificates, "10A3", Series 2005-10, 6.0%, 11/25/2035		212,373	113,571
Fannie Mae Connecticut Avenue Securities, "1M1", Series 2016-C03, 1-month USD-LIBOR + 2.000%, 4.477% *, 10/25/2028		142,430	143,453
Federal Home Loan Mortgage Corp.:
"UA", Series 4298, 4.0%, 2/15/2054		161,505	166,679
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041		1,662,526	217,573
"MS", Series 3055, Interest Only, 6.600% minus 1-month USD-LIBOR, 4.127% * , 10/15/2035		2,067,857	345,417
"SG", Series 3859, Interest Only, 6.700% minus 1-month USD-LIBOR, 4.227% * , 11/15/2039		1,322,791	57,938
"C31", Series 303, Interest Only, 4.5%, 12/15/2042		5,854,846	1,241,890
"6", Series 233, Interest Only, 4.5%, 8/15/2035		225,961	48,415
"C32", Series 303, Interest Only, 4.5%, 12/15/2042		2,043,789	417,439
Federal National Mortgage Association:
"AL", Series 2014-11, 2.5%, 11/25/2042		2,000,000	1,827,860
"KM", Series 2012-146, 3.0%, 1/25/2043		1,775,000	1,687,963
"ZL", Series 2017-55, 3.0%, 10/25/2046		2,112,936	1,939,439
"PZ", Series 2016-9, 3.5%, 3/25/2046		6,304,182	6,251,382
"CE", Series 2015-60, 3.75%, 8/25/2045		2,082,000	2,134,224
"4", Series 406, Interest Only, 4.0%, 9/25/2040		1,074,191	213,884
"SD", Series 2003-129, Interest Only, 7.000% minus 1-month USD-LIBOR, 4.523% * , 1/25/2024		712,135	36,811
"YI", Series 2008-36, Interest Only, 7.200% minus 1-month USD-LIBOR, 4.71% * , 7/25/2036		3,152,487	421,392
"SN", Series 2003-7, Interest Only, 7.750% minus 1-month USD-LIBOR, 5.273% * , 2/25/2033		1,278,050	200,633
"S", Series 2003-2, Interest Only, 7.750% minus 1-month USD-LIBOR, 5.273% * , 2/25/2033		869,074	136,423
Government National Mortgage Association:
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		526,525	96,230
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		162,767	29,796
"HZ", Series 2012-56, 3.5%, 6/20/2040		1,106,984	1,130,175
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		120,967	21,590
"BL", Series 2013-19, 2.5%, 2/20/2043		1,120,820	1,047,845
"SB", Series 2014-81, 16.400% minus 4 x 1-month USD-LIBOR, 6.394% * , 6/20/2044		636,115	711,222
"DI", Series 2014-102, Interest Only, 3.5%, 7/16/2029		7,284,221	590,421
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039		797,244	129,937
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044		582,976	90,389
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		629,550	68,696
"LM", Series 2015-65, 3.0%, 5/20/2045		2,204,000	2,093,419
"PI", Series 2009-76, Interest Only, 6.0%, 3/16/2039		274,424	13,002
New Residential Mortgage Loan, "A1", Series 2009-NQM2, 144A, 3.6%, 4/25/2049		1,097,546	1,105,083
Sequoia Mortgage Trust, "A10", Series 2019-CH1, 144A, 4.5% *, 3/25/2049		2,436,448	2,489,832
Verus Securitization Trust, "A1", Series 2019-INV1, 144A, 3.402%, 12/25/2059		1,454,410	1,466,904
Wells Fargo Mortgage Backed Securities Trust, "1A2", Series 2003-L, 4.741% *, 11/25/2033		220,228	225,595
Total Collateralized Mortgage Obligations (Cost $29,644,570)			30,360,282
Government & Agency Obligations 11.3%
Other Government Related (d) 0.3%
Novatek OAO, 144A, 6.604%, 2/3/2021		900,000	943,920
Sovereign Bonds 1.4%
Perusahaan Penerbit SBSN Indonesia III, 144A, 4.45%, 2/20/2029		440,000	454,300
Republic of Kazakhstan, 144A, 1.55%, 11/9/2023	EUR	1,510,000	1,752,894
Republic of South Africa, 4.875%, 4/14/2026		1,000,000	990,230
State of Qatar, 144A, 4.0%, 3/14/2029		930,000	968,219
			4,165,643
U.S. Government Sponsored Agency 0.7%
Federal Home Loan Mortgage Corp., 6.75%, 3/15/2031		1,500,000	2,088,109
U.S. Treasury Obligations 8.9%
U.S. Treasury Bonds:
Zero Coupon, 8/15/2042		1,325,000	668,475
3.375%, 11/15/2048		2,147,000	2,334,108
U.S. Treasury Notes:
2.125%, 3/31/2024		13,280,000	13,181,437
2.625%, 2/15/2029		10,842,000	10,952,538
			27,136,558
Total Government & Agency Obligations (Cost $34,007,687)			34,334,230
Municipal Bonds and Notes 0.3%
Nashville & Davidson County, TN, Metropolitan Government, Convention Center Authority Revenue, Build America Bonds, Series A2, 7.431%, 7/1/2043 (Cost $750,000)		750,000	1,018,320
Short-Term U.S. Treasury Obligations 1.1%
U.S. Treasury Bills:
2.325% **, 10/10/2019		250,000	247,328
2.372% **, 8/15/2019 (e)		2,330,000	2,313,655
2.539% **, 10/10/2019		750,000	741,984
Total Short-Term U.S. Treasury Obligations (Cost $3,302,432)			3,302,967
		Shares	Value ($)
Cash Equivalents 1.8%
DWS Central Cash Management Government Fund, 2.46% (f)		5,560,595	5,560,595
DWS ESG Liquidity Fund "Capital Shares", 2.62% (f)		3,325	3,326
Total Cash Equivalents (Cost $5,563,921)			5,563,921
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $307,490,135)		102.6	312,388,323
Other Assets and Liabilities, Net		(2.6)	(7,816,392)
Net Assets		100.0	304,571,931

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended April 30, 2019 are as follows:

Value ($) at 1/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 4/30/2019	Value ($) at 4/30/2019
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.35% (f) (g)
1,975,603	—	1,975,603(h)	—	—	1,238	—	—	—
Cash Equivalents 1.8%
DWS Central Cash Management Government Fund, 2.46% (f)
7,118,202	39,290,340	40,847,947	—	—	32,226	—	5,560,595	5,560,595
DWS ESG Liquidity Fund “Capital Shares”, 2.62% (f)
3,304	21	—	—	—	21	—	3,325	3,326
9,097,109	39,290,361	42,823,550	—	—	33,485	—	5,563,920	5,563,921

*	Variable or floating rate security. These securities are shown at their current rate as of April 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
**	Annualized yield at time of purchase; not a coupon rate.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	Perpetual, callable security with no stated maturity date.
(c)	When-issued, delayed delivery or forward commitment securities included.
(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	At April 30, 2019, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(h)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended April 30, 2019.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
LIBOR: London Interbank Offered Rate
PJSC: Public Joint Stock Company
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust

SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At April 30, 2019, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized (Depreciation) ($)
Ultra 10 Year U.S. Treasury Note	USD	6/19/2019	24	3,165,687	3,162,750	(2,937)

At April 30, 2019, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized (Depreciation) ($)
Ultra Long U.S. Treasury Bond	USD	6/19/2019	68	11,012,631	11,171,125	(158,494)

At April 30, 2019, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	448,683	EUR	400,000	6/26/2019	2,184	Bank of America
EUR	2,979,558	USD	3,383,882	6/26/2019	25,425	State Street Bank and Trust
EUR	2,220,000	USD	2,549,412	6/26/2019	47,102	Bank of America
Total unrealized appreciation					74,711
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	746,575	EUR	660,000	6/26/2019	(2,646)	Bank of America

Currency Abbreviations
EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (i)
Corporate Bonds	$—	$151,298,019	$—	$151,298,019
Mortgage-Backed Securities Pass-Throughs	—	51,481,369	—	51,481,369
Asset-Backed	—	16,470,533	—	16,470,533
Commercial Mortgage-Backed Securities	—	18,558,682	—	18,558,682
Collateralized Mortgage Obligations	—	30,360,282	—	30,360,282
Government & Agency Obligations	—	34,334,230	—	34,334,230
Municipal Bonds and Notes	—	1,018,320	—	1,018,320
Short-Term U.S. Treasury Obligations	—	3,302,967	—	3,302,967
Short-Term Investments (i)	5,563,921	—	—	5,563,921
Derivatives (j)
Forward Foreign Currency Contracts	—	74,711	—	74,711
Total	$5,563,921	$306,899,113	$—	$312,463,034
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (j)
Futures Contracts	$(161,431)	$—	$—	$(161,431)
Forward Foreign Currency Contracts	—	(2,646)	—	(2,646)
Total	$(161,431)	$(2,646)	$—	$(164,077)

(i)	See Investment Portfolio for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of April 30, 2019 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Foreign Exchange Contracts	$ —	$ 72,065
Interest Rate Contracts	$ (161,431)	$ —